Leases Capital (table) (detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Capital Leased Assets [Line Items]
Capital Lease Assets Gross	$ 40,910	$ 5,313
Less accumulated amortizaion	1,706	89
Total	39,204	5,224
Building [Member]
Capital Leased Assets [Line Items]
Capital Lease Assets Gross	5,313	$ 5,313
Equipment [Member]
Capital Leased Assets [Line Items]
Capital Lease Assets Gross	$ 35,597